Convertible Loans	12 Months Ended
Dec. 31, 2025
Convertible Loans [Abstract]
CONVERTIBLE LOANS

NOTE 13 – CONVERTIBLE LOANS

On June 16, 2025, ReTo entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Streeterville Capital, LLC (the “Investor”). Pursuant to the Securities Purchase Agreement, the Company agreed to issue and sell to the Investor one or more pre-paid purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) at an aggregate purchase price of up to $10,000,000 for the purchase of the Company’s Class A Shares. The Company also agreed to issue (i) 5,722 Class A Shares to the Investor (the “Commitment Shares”) as consideration for the Investor’s commitment and (ii) 127,000 Class A Shares to the Investor (the “Pre-Delivery Shares”) for $63.50 on June 17, 2025. The proceeds from the Pre-Paid Purchases are expected to be used for working capital and other corporate purposes.

The Securities Purchase Agreement provides for an initial Pre-Paid Purchase in the principal amount of $3,165,000 (the “Convertible Note”), before deducting an original issue discount (the “OID”) of $150,000 and a transaction expense amount of $15,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be five percent (5%) of the amount set forth in the applicable Request (as defined in the Securities Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the rate of seven percent (7%) per annum. Within a committed two-year period, and subject to certain specified conditions, the Company may request the issuance of additional Pre-Paid Purchases to the Investor, with each purchase amount no less than $250,000, provided that the total outstanding balance of all Pre-Paid Purchases does not exceed $2,000,000. Following the funding of each Pre-Paid Purchase, the Investor has the right, but not the obligation, to purchase from the Company its Class A Shares not exceeding (i) the outstanding balance of the funded amount, and (ii) 9.99% beneficial ownership of the Company’s outstanding Class A Shares. The purchase price of the Class A Shares will be 85% of the lowest daily VWAP during the ten (10) trading days immediately prior to the purchase notice date, but not less than the floor price (the “Floor Price”). The Floor Price for the Initial Pre-Paid Purchase is $1.00. The Floor Price for the subsequent Pre-Paid Purchase is the greater of 20% of the “Minimum Price” as defined under Nasdaq Listing Rule 5635(d) as of the applicable Pre-Paid Purchase date and $1.00.

The Company has identified and evaluated the embedded features of the Convertible Note and concluded that the risks associated with the conversion provisions are in substance a redemption option and are clearly and closely associated with the risks associated with the Convertible Note (Debt host), and other embedded features such as the Company’s call option, contingent interest features for event of default, the right to prepay, and event of delisting put option are also clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815. Consequently, the Company accounts for the Convertible Note as a liability following the respective guidance ASC 470-20, measured at its amortized cost on the consolidated balance sheets.

As Pre-Delivery Shares can be separately exercised (i.e. each can continue to exist unchanged when the other is exercised), the Company concluded that they were freestanding. The Pre-Delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement in accordance with 470-20-25-20A. The Company did not receive any proceeds or pay any consideration related to the Pre-Delivery Shares, except that the Company received a one-time nominal fee of $63.5 upon the issuance of the Pre-Delivery Shares and will pay the same amount to the investors upon the return of Pre-Delivery Shares, respectively. The fair value of the Pre-Delivery Shares was based on the Nasdaq trading price ($16.75) on the issuance day. The Company included the fair value of the Pre-Delivery Shares as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-Delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share unless default of the share lending arrangement occurs, at which time the Pre-Delivery Shares would be included in the basic and diluted loss per share calculation.

On December 23, 2025, pursuant to the terms of the Purchase Agreement, upon the Investor’ notice, the Company issued 29,147 Class A Shares to the Investor from conversion of $50,000 of the Convertible Note.

The Convertible Note accounted for at amortized cost as of December 31, 2025 consisted of following:

As of December 31, 2025
Convertible note principal	$3,165,000
Original issue discount	(150,000)
Legal cost	(15,000)
Fair value for pre-delivery shares related to the issuance of convertible note	(2,223,100)
Accrued accretion expense	647,731
Accrued coupon interest expense	251,917
Convertible note conversion	(50,000)
Total	$1,626,548

Subsequent to December 31, 2025 and up to April 23, 2026, the Company issued an aggregate of 1,199,813 Class A shares for conversion of the $765,000 Convertible Debentures based on the conversion price ranging from $0.54 to $1.01.